Other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Accrued pension liabilities	$ 84		$ 58
Deferred mobilization revenues	224		311
Intangible liabilities - unfavorable contracts	131	[1]	268	[1]
Derivative financial instruments	257	[2]	250	[2]
Other non-current liabilities	3		11
Total other non-current liabilities	$ 699		$ 898

[1]	Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 12 and 21 to the consolidated financial statements included herein.
[2]	Derivative financial instruments represent liabilities associated with other derivative arrangements. See Note 32 to the consolidated financial statements included herein.